PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT.
Summary of property, plant and equipment continuity

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance-January 1, 2024	$112,705	$769	$180,813	$294,287
Additions	4,758	1,704	3,583	10,045
Disposals	(683)	(418)	—	(1,101)
Disposal-Foremost Transaction (note 6)	—	—	(238)	(238)
Reclamation adjustment (note 12)	(268)	—	—	(268)
Balance- December 31, 2024	$116,512	$2,055	$184,158	$302,725

Additions	43,831	199	3,929	47,959
Disposal-Cosa Transaction (note 6)	—	—	(4,485)	(4,485)
Acquisition-Skyharbour transaction	—	—	18,000	18,000
Disposals	(498)	—	—	(498)
Reclamation adjustment (note 12)	3,106	—	—	3,106
Balance- December 31, 2025	$162,951	$2,254	$201,602	$366,807

Accumulated amortization, depreciation:
Balance-January 1, 2024	$(38,833)	$(508)	$—	$(39,341)
Amortization	(640)	—	—	(640)
Depreciation	(3,983)	(226)	—	(4,209)
Disposals	605	418	—	1,023
Reclamation adjustment (note 12)	103	—	—	103
Balance- December 31, 2024	$(42,748)	$(316)	$—	$(43,064)

Amortization	(552)	—	—	(552)
Depreciation	(4,819)	(287)	(1,660)	(6,766)
Disposals	425	—	—	425
Reclamation adjustment (note 12)	76	—	—	76
Balance- December 31, 2025	$(47,618)	$(603)	$(1,660)	$(49,881)

Carrying value:
Balance- December 31, 2024	$73,764	$1,739	$184,158	$259,661
Balance- December 31, 2025	$115,333	$1,651	$199,942	$316,926